14. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Future minimum rental income under operating leases
Year Ending December 31,	Future Minimum Rentals
RMB
2019	66,005
2020	30,538
2021	2,384
2022	—
2023	—
Total	98,927